TPLIC Letterhead

                                                                May 4, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention:  File Desk

Re:           Transamerica Premier Life Insurance Company
WRL Series Life Account
Transamerica Freedom Elite Builder II (File No. 333-199047)

Filer CIK No.:  0000778209

Dear Sir or Madam:

On behalf of Transamerica Premier Life Insurance Company (“Transamerica Premier”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Prospectus and Statement of Additional Information dated May 1, 2015 for certain deferred variable life policies offered by Transamerica Premier through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 2015 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

Sincerely,

/s/ Gayle A. Morden
                        Gayle A. Morden
Manager – Registered Products & Distribution
Attachment
cc:  Arthur D. Woods, Esq.
       Mary Jane Wilson-Bilik, Esq.
       Priscilla Hechler